                          ANNUAL REPORT / JULY 31 2000

                              AIM ADVISOR FLEX FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [ COVER IMAGE ]

                      -------------------------------------

                      THE CIRCUS BY GEORGES PIERRE SEURAT

   ONE OF FRENCH ARTIST GEORGES SEURAT'S MOST FAMOUS PAINTINGS, "THE CIRCUS"

  FEATURES A GRACEFUL RIDER BALANCING ON THE BACK OF A WHITE HORSE. WHILE THE

 MOOD OF THE PAINTING IS CAREFREE, THE WORK WAS PAINSTAKINGLY EXECUTED. SEURAT

PIONEERED A TECHNIQUE CALLED POINTILLISM USING TINY BRUSHSTROKES OF CONTRASTING

     COLORS. SEURAT PLANNED HIS PAINTINGS TO THE LAST DETAIL AND CAREFULLY

   PLACED EACH DOT, MUCH THE SAME WAY A FUND MANAGER CHOOSES THE INVESTMENTS

 FOR A PORTFOLIO. VIEWED AS A WHOLE, THE POINTS FORM A HARMONIOUS COMPOSITION.

                      -------------------------------------

AIM Advisor Flex Fund is for shareholders who seek to achieve a high total return on investment through growth of capital and current income, without regard to federal income tax considerations. The fund invests in a combination of equity securities and fixed- and variable-income securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Advisor Flex Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Since our last report to you, the fund's fiscal year end was changed from December 31 to July 31. Certain information in the financial pages of this report and information concerning fund distributions, if any, are for the period 12/31/99-7/31/00. The portfolio managers' discussion and the performance information presented are for the period 7/31/99-7/31/00.
o For the seven-month period ended 7/31/00, the fund paid distributions of $0.24 per Class A share and $0.18 per Class B and Class C share.
o The fund's cumulative total returns at net asset value for the seven-month period ended 7/31/00 were as follows: Class A shares, -4.85%; Class B shares -5.33%; Class C shares, -5.28%.
o The fund's average annual total returns (including sales charges) for periods ended 6/30/00 (the most recent calendar quarter-end) are as follows: Class A shares, one year, -15.90%; inception (12/31/96), 7.07%. Class B shares, one year, -15.50%; inception (3/3/98), -0.59%. Class C shares, one year, -12.37%; five years, 10.27%; ten years, 10.72%;
    inception (2/24/88), 10.37%.
o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Government/Credit Bond Index, which represents the performance of intermediate- and long-term government and investment-grade corporate debt securities, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper Flexible Portfolio Fund Index represents an average of the 30 largest flexible-portfolio funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is widely regarded as representative of the performance of the U.S. stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED
     NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

       This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                              AIM ADVISOR FLEX FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
   [PHOTO OF        and a telephone. At the time, Bob Graham, Gary Crum and I
   Charles T.       had the idea of creating a mutual fund company that put
     Bauer,         people first. Our slogan, "people are the product," means
  Chairman of       that people--our employees and our investors--are our
  the Board of      company.
    THE FUND            Almost a quarter-century later, we've grown to more
  APPEARS HERE]     than eight million investors, with $176 billion in assets
                    under management. Over that time, the industry as a whole
   [PHOTO OF        has grown from $51 billion in assets to more than $7
    Robert H.       trillion today. I never dreamed we would see such phenomenal
     Graham         growth. You are the main reason for our success, and I want
  APPEARS HERE]     you to know how much I appreciate your loyalty and trust
                    over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past year and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                              AIM ADVISOR FLEX FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

VOLATILE YEAR CRIMPS FUND'S EARNINGS

WHAT WERE THE FUND'S RESULTS DURING THE PAST YEAR?
A turbulent environment for both stocks and bonds produced disappointing results for the fund this fiscal year. The cumulative total return on Class A shares was -8.62%, while Class B and Class C shares returned -9.34%. These figures are calculated at net asset value (that is, excluding sales charges).

WHAT WERE THE PREVAILING MARKET CONDITIONS DURING THE PERIOD?
While stock valuations continued to rise during the latter part of 1999, volatility has been the strongest theme in the equity markets in 2000. In particular, investors began to question the high market valuations of many technology-oriented stocks. During the spring, they withdrew from that sector in droves, effecting a major price correction.
    For bonds, 1999 was one of the worst years on record. As the burgeoning economy continued to drive up demand for credit, the Federal Reserve Board (the
Fed) worried that excessively rapid growth would set off inflation, and continued to raise the federal funds rate to dampen demand. Fed moves, like medicine, require time to work. In this case, it took all year. The tightening cycle, which began in June 1999, began to show results six rate hikes later. Leading economic indicators showed mixed signals, but some had begun to point to slowing growth, and the Fed decided not to raise rates again in June.
    Another event in 2000 may produce permanent changes in the U.S. bond market. Capitalizing on the recent federal budget surplus, the Treasury Department initiated a program of buying back 30-year Treasury bonds to reduce the federal debt. This created a shortage of long-term Treasury bonds, driving their prices up and their yields below those of shorter-term instruments, a condition called an inverted yield curve. The Treasury has announced plans to issue fewer bonds across all maturity ranges. This step appears likely to cause Treasury security prices to rise in response to the more limited supply.

WHAT MEASURES DID THE FUND TAKE TO DEAL WITH THESE CONDITIONS?
The fund maintained its value-oriented investment discipline. As the period began, the fund remained in an overweight position relative to the benchmark in those sectors offering the strongest fundamentals with the most attractive valuations, namely basic materials, capital goods and consumer cyclicals. The third quarter of 1999 turned out to be a difficult one for equities overall. Ten of the 11 sectors in the S&P 500 posted negative returns, with technology the only sector in positive territory. Due to its value bias, the fund was significantly underweight in technology stocks,

                      -------------------------------------

                             VOLATILITY HAS BEEN THE

                         STRONGEST THEME IN THE EQUITY

                                MARKETS IN 2000.

                      -------------------------------------

                                   [IMAGE]

PORTFOLIO COMPOSITION

As of 7/31/00, based on total net assets

=============================================================================================
TOP 10 INDUSTRIES                                 TOP 10 EQUITY HOLDINGS
---------------------------------------------------------------------------------------------
 1. Financial (Diversified)             6.68%      1. Intel Corp.                       2.49%
 2. Real Estate Investment Trusts       5.98       2. Citigroup Inc.                    2.36
 3. Oil (International Integrated)      5.14       3. Exxon Mobil Corp.                 2.00
 4. Banks (Major Regional)              5.06       4. General Electric Co.              1.79
 5. Manufacturing (Diversified)         4.81       5. Morgan Stanley Dean Witter & Co.  1.65
 6. Electronics (Semiconductors)        3.86       6. Microsoft Corp                    1.46
 7. Telecommunications (Long Distance)  3.64       7. Marsh & McLennan Cos., Inc.       1.36
 8. Health Care (Diversified)           3.56       8. AT&T Corp.                        1.30
 9. Computers (Software & Services)     3.47       9. Ford Motor Co.                    1.30
10. Banks (Money Center)                2.89      10. FleetBoston Financial Corp.       1.30

=============================================================================================

PERCENTAGE OF HOLDINGS

================================================================================
CORPORATE NOTES          11%

U.S. GOVERNMENT AGENCY    7%

U.S. TREASURY             7%

COMMON STOCKS            75%

NUMBER OF HOLDINGS:     159
================================================================================
The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

          See important fund and index disclosures inside front cover.

                              AIM ADVISOR FLEX FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

and this was the most significant drag on the fund's equity returns during the third and fourth quarters.
    By contrast, income from the fixed-income portion of the fund's portfolio exceeded the market's performance, as measured by the Lehman Government/ Credit Bond Index, during the fourth quarter. The fund's overweight position in corporate bonds and mortgages was positive for performance. In line with the inverted yield curve, securities with shorter durations provided better returns during that quarter.
    The first quarter of 2000 saw a great deal of volatility develop in both bond and stock markets. Corporate bonds and mortgages, which had done well in the previous quarter, now performed poorly, pulling down returns. On the equity side, the fund's holdings within the communications-services and transportation sectors outperformed the S&P 500's similar holdings, giving returns a boost. The biggest contributor to the fund's underperformance was the market's continued preference for growth over value. Among some technology-oriented stocks, share prices had risen so much that investors became concerned that they might be overvalued. In mid-April, this sentiment culminated in a steep drop in the prices of tech stocks.
    The fund's underweight position in technology stocks was a positive factor in the second quarter of 2000, and the fund's specific technology holdings fared much better than those in the S&P 500 during the market correction. But starting in June, investors flooded back into high-growth tech stocks, which now had more attractive valuations because they had been sold off in previous months. This change in investor sentiment took a toll on value stocks, placing the fund at a bit of a disadvantage at the end of the fiscal year.

WHAT EQUITY HOLDINGS LOOK PARTICULARLY ATTRACTIVE RIGHT NOW?
Among our significant holdings at the close of the fiscal year is Intel. This manufacturer of microprocessors, boards, systems and software is a major supplier to other industries. It produces components used in personal computers, digital cellular communications devices, laser printers and automotive systems as well as large Internet infrastructure installations such as hubs, switches and routers. Its second-quarter revenue was up 23% from the second quarter of 1999, and its earnings per share (including acquisition-related costs) were up 80% for the same period.
    Citigroup, a diversified financial-services corporation, provides banking, loans, credit cards, insurance and other financial services to a global customer base. Citigroup's core income for the first six months of 2000 rose 36% from the first half of 1999.
    Worldwide energy giant Exxon Mobil, formed by the November 1999 merger of two major players in the petroleum and petrochemical industry, reports that the benefits of the merger have turned out to be "significantly greater than previously forecast." The combined entity's first-half cash surplus of more than $8 billion enabled it to reduce net debt, leaving the company in a very strong financial position.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?
As of the end of the fiscal year, the fund continued to hold more equities than bonds, based on the expectation of higher risk-adjusted returns in the equity markets. Over time, the historical spread between the expected return on stocks and the yield-to-maturity of longer-term bonds has averaged 3%. At that level, the normal asset mix would be 60% stocks and 40% bonds. However, in view of the extreme fluidity of market conditions, the fund maintains a flexible approach to the exact mix. The current spread is somewhat wider than historical norms, and the fund maintains a higher-than-neutral equity position.

                                   [IMAGE]

=====================================================================================
TOP 10 FIXED-INCOME HOLDINGS
-------------------------------------------------------------------------------------
                                                                              % OF NET
                                                    COUPON     MATURITY        ASSETS
 1. Manitoba (Province of)                           7.50%      2/22/10         0.85%
 2. Wal-Mart Stores, Inc.                            6.55       8/10/04         0.82
 3. Bayerische Landesbank NY                         6.38      10/15/05         0.81
 4. Motorola, Inc.                                   6.50       3/01/08         0.66
 5. Wachovia Corp.                                   6.25       8/04/08         0.63
 6. Atlantic Richfield Co.                           5.55       4/15/03         0.62
 7. Anheuser-Busch Cos., Inc.                        5.38       9/15/08         0.61
 8. Commercial Credit Co.                            5.55       2/15/01         0.55
 9. Diageo Capital PLC (United Kingdom)              6.63       6/24/04         0.54
10. Bank of America Corp.                            6.63       6/15/04         0.54
=====================================================================================


================================================================================
NEW FISCAL YEAR-END
Since our last report to you, AIM Advisor Flex Fund's fiscal year-end was changed from December 31 to July 31. Going forward, you will receive an annual report dated July 31 and a semiannual report dated January 31 each year.
================================================================================

          See important fund and index disclosures inside front cover.

                              AIM ADVISOR FLEX FUND

                       ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM ADVISOR FLEX FUND VS. BENCHMARK INDEXES

7/31/90-7/31/00

in thousands
================================================================================
AIM Advisor Flex Fund, Class C Shares          $27,483

Lipper Flexible Portfolio Fund Index           $31,276

S&P 500                                        $50,755
================================================================================

================================================================================
        AIM ADVISOR FLEX,                  LIPPER FLEXIBLE
         CLASS C SHARES     S&P'S 500    PORTFOLIO FUND INDEX
--------------------------------------------------------------------------------
7/90        10,000             9,097            9,500
7/91        11,227            11,273           11,332
7/92        12,912            12,712           12,805
7/93        13,779            13,820           14,136
7/94        14,460            14,532           14,601
7/95        17,409            18,320           17,009
7/96        19,165            21,353           18,507
7/97        25,202            23,851           32,480
7/98        27,664            38,750           26,658
7/99        30,312            46,579           29,443
7/00        27,483            50,755           31,276

Source: Lipper, Inc.
Past performance cannot guarantee comparable future results.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (12/31/96)               6.62%
  1 year                           -13.63*
  *-8.62% excluding sales charges

CLASS B SHARES
  Inception (3/3/98)                -1.00%
  1 year                           -13.35*
  * -9.34% excluding CDSC

CLASS C SHARES
  Inception (2/24/88)               10.20%
  10 years                          10.64
  5 years                            9.56
  1 year                           -10.14*
  *-9.34% excluding CDSC
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover.
================================================================================

ABOUT THIS CHART
This chart compares your fund's Class C shares to benchmark indexes. It is intended to give you an idea of how your fund performed compared to those indexes over the period 7/31/90-7/31/00. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the S&P 500 is unmanaged, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment. It is important to note that the S&P 500 represents the stock market only, while a portion of AIM Advisor Flex Fund is invested in the bond market. An index of funds such as the Lipper Flexible Portfolio Fund Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

                              AIM ADVISOR FLEX FUND

SCHEDULE OF INVESTMENTS

July 31, 2000

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-74.95%

ALUMINUM-0.59%

Alcoa Inc.                               70,000   $  2,117,500
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.36%

Cooper Tire & Rubber Co.                115,000      1,286,562
--------------------------------------------------------------

AUTOMOBILES-1.35%

Ford Motor Co.                          100,000      4,656,250
--------------------------------------------------------------
Visteon Corp.                            15,057        210,798
--------------------------------------------------------------
                                                     4,867,048
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-3.61%

FleetBoston Financial Corp.             130,000      4,655,625
--------------------------------------------------------------
National City Corp.                      20,000        355,000
--------------------------------------------------------------
PNC Financial Services Group             70,000      3,561,250
--------------------------------------------------------------
State Street Corp.                       15,000      1,505,625
--------------------------------------------------------------
Wells Fargo Co.                          70,000      2,891,875
--------------------------------------------------------------
                                                    12,969,375
--------------------------------------------------------------

BANKS (MONEY CENTER)-2.08%

Bank of America Corp.                    95,000      4,500,625
--------------------------------------------------------------
Chase Manhattan Corp. (The)              60,000      2,981,250
--------------------------------------------------------------
                                                     7,481,875
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.90%

Anheuser-Busch Cos., Inc.                40,000      3,220,000
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.62%

Comcast Corp.-Class A(a)                 65,000      2,211,016
--------------------------------------------------------------

CHEMICALS-1.35%

Dow Chemical Co. (The)                   60,000      1,725,000
--------------------------------------------------------------
Du Pont (E. I.) de Nemours & Co.         20,000        906,250
--------------------------------------------------------------
Praxair, Inc.                            45,000      1,780,312
--------------------------------------------------------------
Union Carbide Corp.                      10,000        448,125
--------------------------------------------------------------
                                                     4,859,687
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.44%

ADC Telecommunications, Inc.(a)          40,000      1,677,500
--------------------------------------------------------------
Lucent Technologies Inc.                 50,000      2,187,500
--------------------------------------------------------------
Tellabs, Inc.(a)                         20,000      1,300,000
--------------------------------------------------------------
                                                     5,165,000
--------------------------------------------------------------

COMPUTERS (HARDWARE)-1.92%

Hewlett-Packard Co.                      25,000      2,729,687
--------------------------------------------------------------
International Business Machines Corp.    23,000      2,586,062
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
COMPUTERS (HARDWARE)-(CONTINUED)

Sun Microsystems, Inc.(a)                15,000   $  1,581,562
--------------------------------------------------------------
                                                     6,897,311
--------------------------------------------------------------
COMPUTERS (SOFTWARE & SERVICES)-3.47%

Cadence Design Systems, Inc.(a)          45,000        939,375
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   90,000      2,233,125
--------------------------------------------------------------
Compuware Corp.(a)                      170,000      1,360,000
--------------------------------------------------------------
Internap Voting Trust (Acquired
  03/22/00; Cost $20,160)(a)(b)(c)       13,474         84,409
--------------------------------------------------------------
Microsoft Corp.(a)                       75,000      5,235,937
--------------------------------------------------------------
Oracle Corp.(a)                          20,000      1,503,750
--------------------------------------------------------------
Unisys Corp.(a)                         115,000      1,128,437
--------------------------------------------------------------
                                                    12,485,033
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.12%

Hanson PLC-ADR (United Kingdom)          14,500        423,219
--------------------------------------------------------------

CONSUMER FINANCE-0.74%

Household International, Inc.            60,000      2,673,750
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.50%

SUPERVALU INC.                          102,200      1,807,662
--------------------------------------------------------------

ELECTRIC COMPANIES-1.13%

DTE Energy Co.                           45,000      1,411,875
--------------------------------------------------------------
GPU, Inc.                                40,000      1,060,000
--------------------------------------------------------------
Southern Co. (The)                       65,000      1,588,437
--------------------------------------------------------------
                                                     4,060,312
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.47%

Emerson Electric Co.                     40,000      2,442,500
--------------------------------------------------------------
General Electric Co.                    125,000      6,429,687
--------------------------------------------------------------
                                                     8,872,187
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.86%

Integrated Device Technology, Inc.(a)    19,500      1,033,500
--------------------------------------------------------------
Intel Corp.                             134,000      8,944,500
--------------------------------------------------------------
Texas Instruments Inc.                   66,000      3,873,375
--------------------------------------------------------------
                                                    13,851,375
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.35%

Applied Materials, Inc.(a)                8,100        614,587
--------------------------------------------------------------
Teradyne, Inc.(a)                        10,000        633,750
--------------------------------------------------------------
                                                     1,248,337
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-6.68%

American General Corp.                   60,000      4,001,250
--------------------------------------------------------------
Associates First Capital
  Corp.-Class A                          75,000      1,964,062
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Citigroup Inc.                          120,000   $  8,467,500
--------------------------------------------------------------
Fannie Mae                               65,000      3,241,875
--------------------------------------------------------------
Freddie Mac                              60,000      2,366,250
--------------------------------------------------------------
MGIC Investment Corp.                    70,000      3,976,875
--------------------------------------------------------------
                                                    24,017,812
--------------------------------------------------------------

FOODS-0.28%

H.J. Heinz Co.                           25,000        998,437
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-3.56%

Abbott Laboratories                      60,000      2,497,500
--------------------------------------------------------------
American Home Products Corp.             40,000      2,122,500
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 80,000      3,970,000
--------------------------------------------------------------
Johnson & Johnson                        45,000      4,187,812
--------------------------------------------------------------
                                                    12,777,812
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.81%

Merck & Co., Inc.                        60,000      4,301,250
--------------------------------------------------------------
Pfizer Inc.                              70,000      3,018,750
--------------------------------------------------------------
Schering-Plough Corp.                    64,000      2,764,000
--------------------------------------------------------------
                                                    10,084,000
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.32%

UnitedHealth Group Inc.                  14,000      1,145,375
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.06%

Biomet, Inc.                              5,000        223,750
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.42%

Whirlpool Corp.                          35,000      1,511,562
--------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-1.11%

Kimberly-Clark Corp.                     30,000      1,723,125
--------------------------------------------------------------
Procter & Gamble, Co. (The)              40,000      2,275,000
--------------------------------------------------------------
                                                     3,998,125
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.37%

American International Group, Inc.       15,000      1,315,312
--------------------------------------------------------------

INSURANCE BROKERS-1.36%

Marsh & McLennan Cos., Inc.              40,000      4,880,000
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.65%

Morgan Stanley Dean Witter & Co.         65,000      5,931,250
--------------------------------------------------------------

IRON & STEEL-0.53%

Nucor Corp.                              50,000      1,887,500
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-4.81%

Honeywell International                  40,000      1,345,000
--------------------------------------------------------------
Illinois Tool Works, Inc.                55,000      3,148,750
--------------------------------------------------------------
Johnson Controls, Inc.                   50,000      2,596,875
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
MANUFACTURING (DIVERSIFIED)-(CONTINUED)

Minnesota Mining and Manufacturing
  Co.                                    27,000   $  2,431,687
--------------------------------------------------------------
National Service Industries, Inc.        45,000        919,687
--------------------------------------------------------------
Textron, Inc.                            45,000      2,567,813
--------------------------------------------------------------
Tyco International Ltd. (Bermuda)        25,000      1,337,500
--------------------------------------------------------------
United Technologies Corp.                50,000      2,918,750
--------------------------------------------------------------
                                                    17,266,062
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.47%

Diamond Offshore Drilling, Inc.          15,000        563,438
--------------------------------------------------------------
Transocean Sedco Forex Inc.              23,000      1,138,500
--------------------------------------------------------------
                                                     1,701,938
--------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-5.14%

BP Amoco PLC-ADR (United Kingdom)        59,000      3,086,438
--------------------------------------------------------------
Chevron Corp.                            35,000      2,765,000
--------------------------------------------------------------
Exxon Mobil Corp.                        90,000      7,200,000
--------------------------------------------------------------
Repsol S.A.-ADR (Spain)                  77,608      1,464,851
--------------------------------------------------------------
Royal Dutch Petroleum Co.-New York
  Shares (Netherlands)                   51,100      2,976,575
--------------------------------------------------------------
Texaco Inc.                              20,000        988,750
--------------------------------------------------------------
                                                    18,481,614
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.57%

International Paper Co.                  60,000      2,040,000
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.38%

Eastman Kodak Co.                        25,000      1,371,875
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.30%

Gannett Co., Inc.                        20,000      1,077,500
--------------------------------------------------------------

RAILROADS-0.48%

Union Pacific Corp.                      40,000      1,727,500
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-5.98%

Arden Realty, Inc.                       60,200      1,595,300
--------------------------------------------------------------
Avalonbay Communities, Inc.              44,300      2,087,638
--------------------------------------------------------------
Beacon Capital Partners, Inc.
  (Acquired 03/17/98; Cost
  $936,997)(b)(c)                        60,000        495,000
--------------------------------------------------------------
CarrAmerica Realty Corp.                 57,300      1,711,838
--------------------------------------------------------------
Charles E. Smith Residential
  Realty, Inc.                           21,800        963,288
--------------------------------------------------------------
Duke-Weeks Realty Corp.                  60,000      1,470,000
--------------------------------------------------------------
Equity Office Properties Trust           68,279      2,082,510
--------------------------------------------------------------
Equity Residential Properties Trust      41,300      2,059,838
--------------------------------------------------------------
First Industrial Realty Trust, Inc.      20,800        665,600
--------------------------------------------------------------
Hospitality Properties Trust             28,500        705,375
--------------------------------------------------------------
Kimco Realty Corp.                       27,400      1,130,250
--------------------------------------------------------------
Liberty Property Trust                   35,000      1,006,250
--------------------------------------------------------------
Prentiss Properties Trust                42,500      1,067,813
--------------------------------------------------------------
Public Storage, Inc.                     47,700      1,222,313
--------------------------------------------------------------
Simon Property Group, Inc.               66,100      1,726,863
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Vornado Realty Trust                     33,000   $  1,291,125
--------------------------------------------------------------
Wyndham Voting Trust (Acquired
  08/27/99- 06/30/00; Cost
  $260,621)(b)(c)                         2,848        204,044
--------------------------------------------------------------
                                                    21,485,045
--------------------------------------------------------------

RESTAURANTS-0.61%

McDonald's Corp.                         70,000      2,205,000
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.20%

Lowe's Cos., Inc.                        70,000      2,953,125
--------------------------------------------------------------
Sherwin-Williams Co. (The)               65,000      1,352,813
--------------------------------------------------------------
                                                     4,305,938
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.63%

Albertson's, Inc.                        75,000      2,264,063
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.48%

Target Corp.                             60,000      1,740,000
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.25%

Office Depot, Inc.(a)                   145,000        906,250
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.96%

First Data Corp.                         75,000      3,454,688
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-3.11%

AT&T Corp.                              150,819      4,665,963
--------------------------------------------------------------
Cypress Communications, Inc.
  (Acquired 01/05/00; Cost
  $45,180)(a)(b)(c)                      10,701         39,125
--------------------------------------------------------------
Sprint Corp. (PCS Group)                105,000      3,740,625
--------------------------------------------------------------
WorldCom, Inc.(a)                        70,000      2,734,375
--------------------------------------------------------------
                                                    11,180,088
--------------------------------------------------------------

TELEPHONE-2.47%

ALLTEL Corp.                             20,000      1,232,500
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                25,940      1,217,559
--------------------------------------------------------------
SBC Communications Inc.                  90,000      3,830,625
--------------------------------------------------------------
Verizon Communications                   54,900      2,580,300
--------------------------------------------------------------
                                                     8,860,984
--------------------------------------------------------------

TEXTILES (APPAREL)-0.47%

Liz Claiborne, Inc.                      35,000      1,365,000
--------------------------------------------------------------
VF Corp.                                 14,800        325,600
--------------------------------------------------------------
                                                     1,690,600
--------------------------------------------------------------

TOBACCO-0.63%

Philip Morris Cos. Inc.                  90,000      2,272,500
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $225,079,998)                                269,299,829
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
BONDS & NOTES-11.05%

AUTOMOBILES-0.30%

Ford Motor Co., Unsec. Bonds,
  6.50%, 08/01/18                    $1,250,000   $  1,079,000
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.45%

Bank of America Corp., Notes,
  6.63%, 06/15/04                     2,000,000      1,946,340
--------------------------------------------------------------
National City Corp., Sub. Notes,
  7.20%, 05/15/05                     1,000,000        981,670
--------------------------------------------------------------
Wachovia Corp., Unsec. Sub. Notes,
  6.25%, 08/04/08                     2,500,000      2,277,050
--------------------------------------------------------------
                                                     5,205,060
--------------------------------------------------------------

BANKS (MONEY CENTER)-0.81%

Bayerische Landesbank NY, Sub.
  Notes, 6.38%, 10/15/05              3,000,000      2,907,360
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.61%

Anheuser-Busch Cos., Inc., Unsec.
  Notes, 5.38%, 09/15/08              2,500,000      2,189,800
--------------------------------------------------------------

BEVERAGES-ALCOHOLIC-0.54%

Diageo Capital PLC (United
  Kingdom), Unsec. Gtd. Notes,
  6.63%, 06/24/04                     2,000,000      1,947,414
--------------------------------------------------------------

BUILDING MATERIALS-0.26%

Masco Corp., Unsec. Deb., 7.75%,
  08/01/29                            1,000,000        919,738
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.66%

Motorola, Inc., Notes, 6.50%,
  03/01/08                            2,500,000      2,375,600
--------------------------------------------------------------

CONSUMER FINANCE-1.08%

Beneficial Corp.-Series I, Medium
  Term Notes, 6.63%, 09/27/04         2,000,000      1,912,180
--------------------------------------------------------------
Commercial Credit Co., Unsec.
  Notes, 5.55%, 02/15/01              2,000,000      1,985,880
--------------------------------------------------------------
                                                     3,898,060
--------------------------------------------------------------

ELECTRIC COMPANIES-0.50%

Penn Power & Lighting, First
  Mortgage Notes, 6.55%, 03/01/06     1,900,000      1,815,374
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.37%

Raytheon Co., Notes, 6.50%,
  07/15/05                            1,400,000      1,332,618
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.26%

Guidant Corp., Notes, 6.15%,
  02/15/06                            1,000,000        918,930
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.32%

Travelers Property Casualty Corp.,
  Sr. Unsec. Notes, 6.75%, 11/15/06   1,200,000      1,137,360
--------------------------------------------------------------

INSURANCE BROKERS-0.54%

Marsh & McLennan Cos., Inc., Sr.
  Unsec. Notes, 6.63%, 06/15/04       2,000,000      1,932,640
--------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.62%

Atlantic Richfield Co., Notes,
  5.55%, 04/15/03                     2,300,000      2,219,178
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
RAILROADS-0.25%

Norfolk Southern Corp., Sr. Unsec.
  Notes, 6.20%, 04/15/09             $1,000,000   $    900,161
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.28%

Sherwin-Williams Co. (The), Notes,
  6.50%, 02/01/02                     1,000,000        989,300
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.82%

Wal-Mart Stores, Inc., Sr. Unsec.
  Notes, 6.55%, 08/10/04              3,000,000      2,959,560
--------------------------------------------------------------

SOVEREIGN DEBT-0.85%

Manitoba (Province of)
  (Canada)-Series EM, Unsec. Unsub.
  Notes, 7.50%, 02/22/10              3,000,000      3,060,798
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.53%

Sprint Capital Corp., Sr. Unsec.
  Gtd. Notes, 6.88%, 11/15/28         2,200,000      1,923,284
--------------------------------------------------------------
    Total Bonds & Notes (Cost
      $40,877,208)                                  39,711,235
--------------------------------------------------------------

ASSET-BACKED SECURITIES-1.28%

CONSUMER FINANCE-0.62%

MBNA Master Credit Card
  Trust-Series 2000-A, 7.35%,
  07/16/07                            2,200,000      2,222,165
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.66%

Discover Card Master Trust I,
  Series. 1998-7 A, 5.60%, 05/16/06   2,500,000      2,381,563
--------------------------------------------------------------
    Total Asset-Backed Securities
      (Cost $4,722,841)                              4,603,728
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-5.85%

FEDERAL HOME LOAN BANK-2.50%

Bonds
  5.17%, 04/12/01                     1,000,000        988,550
--------------------------------------------------------------
Disc. Notes,
  6.43%, 08/01/00(d)                  7,990,000      7,990,000
--------------------------------------------------------------
                                                     8,978,550
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-1.02%

Pass Through Certificates
  6.50%, 07/01/01 to 05/01/29         3,833,047      3,667,273
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-1.77%

Debentures
  5.75%, 04/15/03                    $2,500,000   $  2,426,075
--------------------------------------------------------------
Pass Through Certificates
  8.50%, 03/01/10                       793,770        810,384
--------------------------------------------------------------
  7.50%, 05/01/29                     3,151,719      3,110,337
--------------------------------------------------------------
                                                     6,346,796
--------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-0.56%

Pass Through Certificates
  6.50%, 10/15/08                       618,375        606,200
--------------------------------------------------------------
  7.00%, 10/15/08                       661,029        656,897
--------------------------------------------------------------
  6.00%, 11/15/08                       771,428        740,571
--------------------------------------------------------------
                                                     2,003,668
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost $21,372,848)                 20,996,287
--------------------------------------------------------------

U.S. TREASURY SECURITIES-6.06%

U.S. TREASURY BONDS-5.50%

  9.38%, 02/15/06                     2,500,000      2,860,950
--------------------------------------------------------------
  9.25%, 02/15/16                     4,000,000      5,232,960
--------------------------------------------------------------
  7.25%, 08/15/22                     5,000,000      5,695,200
--------------------------------------------------------------
  7.63%, 02/15/25                     5,000,000      5,985,450
--------------------------------------------------------------
                                                    19,774,560
--------------------------------------------------------------

U.S. TREASURY NOTES-0.56%

  6.25%, 02/15/03                     2,000,000      1,996,200
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $20,959,207)                            21,770,760
--------------------------------------------------------------
TOTAL INVESTMENTS-99.19% (Cost
  $313,012,102)                                    356,381,839
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.81%                  2,904,302
--------------------------------------------------------------
NET ASSETS-100.00%                                $359,286,141
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Directors.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 07/31/00 was $822,578 which represented 0.23% of the Fund's net assets.
(d) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-75.23%

AIRLINES-0.07%

Southwest Airlines Co.                   15,000   $    284,062
--------------------------------------------------------------

ALUMINUM-0.53%

Alcoa Inc.                               70,000      2,030,000
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.38%

Cooper Tire & Rubber Co.                130,000      1,446,250
--------------------------------------------------------------

AUTOMOBILES-1.33%

Ford Motor Co.                          115,000      4,945,000
--------------------------------------------------------------
Visteon Corp.(a)                         15,057        182,570
--------------------------------------------------------------
                                                     5,127,570
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-3.54%

FleetBoston Financial Corp.             155,000      5,270,000
--------------------------------------------------------------
National City Corp.                     100,000      1,706,250
--------------------------------------------------------------
PNC Financial Services Group             85,000      3,984,375
--------------------------------------------------------------
Wells Fargo Co.                          70,000      2,712,500
--------------------------------------------------------------
                                                    13,673,125
--------------------------------------------------------------

BANKS (MONEY CENTER)-2.55%

Bank of America Corp.                   165,000      7,095,000
--------------------------------------------------------------
Chase Manhattan Corp. (The)              60,000      2,763,750
--------------------------------------------------------------
                                                     9,858,750
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.83%

Anheuser-Busch Cos., Inc.                43,000      3,211,562
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.37%

Comcast Corp.-Class A(a)                 65,000      2,632,500
--------------------------------------------------------------
MediaOne Group, Inc.(a)                  40,000      2,645,000
--------------------------------------------------------------
                                                     5,277,500
--------------------------------------------------------------

CHEMICALS-1.03%

Dow Chemical Co. (The)                   60,000      1,811,250
--------------------------------------------------------------
Praxair, Inc.                            45,000      1,684,687
--------------------------------------------------------------
Union Carbide Corp.                      10,000        495,000
--------------------------------------------------------------
                                                     3,990,937
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.35%

Lucent Technologies Inc.                 30,000      1,777,500
--------------------------------------------------------------
Tellabs, Inc.(a)                         50,000      3,421,875
--------------------------------------------------------------
                                                     5,199,375
--------------------------------------------------------------

COMPUTERS (HARDWARE)-2.00%

Hewlett-Packard Co.                      33,000      4,120,875
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (HARDWARE)-(CONTINUED)

International Business Machines
  Corp.                                  33,000   $  3,615,562
--------------------------------------------------------------
                                                     7,736,437
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.41%

Adaptec, Inc.(a)                         70,000      1,592,500
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.95%

Cadence Design Systems, Inc.(a)          45,000        916,875
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   90,000      4,606,875
--------------------------------------------------------------
Compuware Corp.(a)                      185,000      1,919,375
--------------------------------------------------------------
Internap Voting Trust (Acquired
  03/22/00; Cost $20,160)(a)(b)(c)       13,474        136,982
--------------------------------------------------------------
Microsoft Corp.(a)                       75,000      6,000,000
--------------------------------------------------------------
Unisys Corp.(a)                         115,000      1,674,687
--------------------------------------------------------------
                                                    15,254,794
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.35%

Hanson PLC-ADR (United Kingdom)          37,740      1,330,335
--------------------------------------------------------------

CONSUMER FINANCE-0.81%

Household International, Inc.            75,000      3,117,187
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.67%

SUPERVALU INC                           136,200      2,596,312
--------------------------------------------------------------

ELECTRIC COMPANIES-0.88%

DTE Energy Co.                           60,000      1,833,750
--------------------------------------------------------------
GPU, Inc.                                40,000      1,082,500
--------------------------------------------------------------
Southern Co. (The)                       20,000        466,250
--------------------------------------------------------------
                                                     3,382,500
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.99%

Emerson Electric Co.                     40,000      2,415,000
--------------------------------------------------------------
General Electric Co.                     99,000      5,247,000
--------------------------------------------------------------
                                                     7,662,000
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.08%

Intel Corp.                              60,000      8,021,250
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-6.19%

American General Corp.                   60,000      3,660,000
--------------------------------------------------------------
Associates First Capital
  Corp.-Class A                         100,000      2,231,250
--------------------------------------------------------------
Citigroup Inc.                          130,000      7,832,500
--------------------------------------------------------------
Fannie Mae                               75,000      3,914,063
--------------------------------------------------------------
Freddie Mac                              65,000      2,632,500
--------------------------------------------------------------
MGIC Investment Corp.                    80,000      3,640,000
--------------------------------------------------------------
                                                    23,910,313
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FOODS-0.28%

H.J. Heinz Co.                           25,000   $  1,093,750
--------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.32%

Abbott Laboratories                      75,000      3,342,188
--------------------------------------------------------------
American Home Products Corp.             60,000      3,525,000
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 90,000      5,242,500
--------------------------------------------------------------
Johnson & Johnson                        45,000      4,584,375
--------------------------------------------------------------
                                                    16,694,063
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-3.29%

Lilly (Eli) & Co.                        40,000      3,995,000
--------------------------------------------------------------
Merck & Co., Inc.                        65,000      4,980,625
--------------------------------------------------------------
Schering-Plough Corp.                    74,000      3,737,000
--------------------------------------------------------------
                                                    12,712,625
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.27%

Quintiles Transnational Corp.(a)         75,000      1,059,375
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.42%

Whirlpool Corp.                          35,000      1,631,875
--------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-1.11%

Kimberly-Clark Corp.                     30,000      1,721,250
--------------------------------------------------------------
Procter & Gamble, Co. (The)              45,000      2,576,250
--------------------------------------------------------------
                                                     4,297,500
--------------------------------------------------------------

INSURANCE BROKERS-1.22%

Marsh & McLennan Cos., Inc.              45,000      4,699,688
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.62%

Morgan Stanley Dean Witter & Co.         75,000      6,243,750
--------------------------------------------------------------

IRON & STEEL-0.43%

Nucor Corp.                              50,000      1,659,375
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-4.86%

Honeywell International                  40,000      1,347,500
--------------------------------------------------------------
Illinois Tool Works, Inc.                70,000      3,990,000
--------------------------------------------------------------
Johnson Controls, Inc.                   80,000      4,105,000
--------------------------------------------------------------
Minnesota Mining and Manufacturing
  Co.                                    27,000      2,227,500
--------------------------------------------------------------
National Service Industries, Inc.        50,000        975,000
--------------------------------------------------------------
Textron, Inc.                            50,000      2,715,625
--------------------------------------------------------------
Tyco International Ltd. (Bermuda)        10,000        473,750
--------------------------------------------------------------
United Technologies Corp.                50,000      2,943,750
--------------------------------------------------------------
                                                    18,778,125
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.75%

Federal Signal Corp.                     75,500      1,245,750
--------------------------------------------------------------
York International Corp.                 65,000      1,641,250
--------------------------------------------------------------
                                                     2,887,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
OIL (INTERNATIONAL INTEGRATED)-4.41%

BP Amoco PLC-ADR (United Kingdom)        18,900   $  1,069,031
--------------------------------------------------------------
Chevron Corp.                            35,000      2,968,438
--------------------------------------------------------------
Exxon Mobil Corp.                        90,000      7,065,000
--------------------------------------------------------------
Repsol S.A.-ADR (Spain)                 297,908      5,902,302
--------------------------------------------------------------
                                                    17,004,771
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.75%

International Paper Co.                  60,000      1,788,750
--------------------------------------------------------------
Westvaco Corp.                           45,000      1,116,563
--------------------------------------------------------------
                                                     2,905,313
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-1.39%

Eastman Kodak Co.                        50,000      2,975,000
--------------------------------------------------------------
Xerox Corp.                             115,000      2,386,250
--------------------------------------------------------------
                                                     5,361,250
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.31%

Gannett Co., Inc.                        20,000      1,196,250
--------------------------------------------------------------
RAILROADS-0.39%
Union Pacific Corp.                      40,000      1,487,500
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-5.11%

Arden Realty, Inc.                       60,200      1,414,700
--------------------------------------------------------------
Avalonbay Communities, Inc.              44,300      1,849,525
--------------------------------------------------------------
Beacon Capital Partners, Inc.
  (Acquired 03/17/98; Cost
  $924,835)(b)(c)                        60,000        660,000
--------------------------------------------------------------
CarrAmerica Realty Corp.                 57,300      1,518,450
--------------------------------------------------------------
Charles E. Smith Residential
  Realty, Inc.                           21,800        828,400
--------------------------------------------------------------
Duke-Weeks Realty Corp.                  60,000      1,342,500
--------------------------------------------------------------
Equity Office Properties Trust           68,279      1,881,940
--------------------------------------------------------------
Equity Residential Properties
  Trust                                  41,300      1,899,800
--------------------------------------------------------------
First Industrial Realty Trust,
  Inc.                                   20,800        613,600
--------------------------------------------------------------
Hospitality Properties Trust             28,500        643,031
--------------------------------------------------------------
Kimco Realty Corp.                       27,400      1,123,400
--------------------------------------------------------------
Liberty Property Trust                   35,000        907,813
--------------------------------------------------------------
Prentiss Properties Trust                42,500      1,020,000
--------------------------------------------------------------
Public Storage, Inc.                     47,700      1,117,969
--------------------------------------------------------------
Simon Property Group, Inc.               66,100      1,466,594
--------------------------------------------------------------
Vornado Realty Trust                     33,000      1,146,750
--------------------------------------------------------------
Wyndham Voting Trust (Acquired
  08/27/99-06/30/00; Cost
    $260,621)(b)(c)                       2,848        262,847
--------------------------------------------------------------
                                                    19,697,319
--------------------------------------------------------------

RESTAURANTS-0.34%

McDonald's Corp.                         40,000      1,317,500
--------------------------------------------------------------
RETAIL (BUILDING SUPPLIES)-1.35%
Lowe's Cos., Inc.                        70,000      2,874,375
--------------------------------------------------------------
Sherwin-Williams Co. (The)              110,000      2,330,625
--------------------------------------------------------------
                                                     5,205,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RETAIL (DEPARTMENT STORES)-0.00%

Dillards, Inc.-Class A                      300   $      3,675
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.65%

Albertson's, Inc.                        75,000      2,493,750
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.23%

Target Corp.                             15,000        870,000
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.47%

Office Depot, Inc.(a)                   290,000      1,812,500
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.22%

First Data Corp.                         95,000      4,714,375
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-3.64%

AT&T Corp.                              190,000      6,008,750
--------------------------------------------------------------
Cypress Communications, Inc.
  (Acquired 01/05/00; Costs
  $45,180)(a)(c)                         10,701         77,580
--------------------------------------------------------------
Sprint Corp. (PCS Group)                125,000      6,375,000
--------------------------------------------------------------
WorldCom, Inc.(a)                        35,000      1,605,625
--------------------------------------------------------------
                                                    14,066,955
--------------------------------------------------------------

TELEPHONE-2.39%

ALLTEL Corp.                             20,000      1,238,750
--------------------------------------------------------------
GTE Corp.                                45,000      2,801,250
--------------------------------------------------------------
SBC Communications Inc.                  70,000      3,027,500
--------------------------------------------------------------
US WEST, Inc.                            25,000      2,143,750
--------------------------------------------------------------
                                                     9,211,250
--------------------------------------------------------------

TEXTILES (APPAREL)-0.50%

Liz Claiborne, Inc.                      35,000      1,233,750
--------------------------------------------------------------
VF Corp.                                 29,800        709,613
--------------------------------------------------------------
                                                     1,943,363
--------------------------------------------------------------

TOBACCO-1.20%

Philip Morris Cos. Inc.                 175,000      4,648,438
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $236,592,293)                                290,399,094
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
BONDS & NOTES-10.26%

AUTOMOBILES-0.28%

Ford Motor Co., Unsec. Bonds,
  6.50%, 08/01/18                   $ 1,250,000      1,082,000
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.34%

Bank of America Corp., Notes,
  6.63%, 06/15/04                     2,000,000      1,944,182
--------------------------------------------------------------
National City Corp., Sub. Notes,
  7.20%, 05/15/05                     1,000,000        979,800
--------------------------------------------------------------
Wachovia Corp., Unsec. Sub. Notes,
  6.25%, 08/04/08                     2,500,000      2,256,300
--------------------------------------------------------------
                                                     5,180,282
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-0.75%

Bayerische Landesbank NY, Sub.
  Notes, 6.38%, 10/15/05            $ 3,000,000   $  2,907,870
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-1.07%

Anheuser-Busch Cos., Inc., Unsec.
  Notes, 5.38%, 09/15/08              2,500,000      2,194,975
--------------------------------------------------------------
Diageo Capital PLC, (United
  Kingdom), Unsec. Gtd. Notes,
  6.63%, 06/24/04                     2,000,000      1,948,696
--------------------------------------------------------------
                                                     4,143,671
--------------------------------------------------------------

BUILDING MATERIALS-0.23%

Masco Corp., Unsec. Deb., 7.75%,
  08/01/29                            1,000,000        895,432
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Motorola, Inc., Notes, 6.50%,
  03/01/08                            2,500,000      2,377,725
--------------------------------------------------------------

CONSUMER FINANCE-1.01%

Beneficial Corp.-Series I, Medium
  Term Notes, 6.63%, 09/27/04         2,000,000      1,909,040
--------------------------------------------------------------
Commercial Credit Co., Unsec.
  Notes, 5.55%, 02/15/01              2,000,000      1,978,820
--------------------------------------------------------------
                                                     3,887,860
--------------------------------------------------------------

ELECTRIC COMPANIES-0.46%

Penn Power & Lighting, First
  Mortgage Notes, 6.55%, 03/01/06     1,900,000      1,781,421
--------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.34%

Raytheon Co., Notes, 6.50%,
  07/15/05                            1,400,000      1,325,632
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.24%

Guidant Corp., Notes, 6.15%,
  02/15/06                            1,000,000        928,720
--------------------------------------------------------------

INSURANCE(PROPERTY-CASUALTY)-0.30%

Travelers Property Casualty Corp.,
  Sr. Unsec. Notes, 6.75%,
  11/15/06                            1,200,000      1,134,276
--------------------------------------------------------------

INSURANCE BROKERS-0.50%

Marsh & McLennan Cos., Inc., Sr.
  Unsec. Notes, 6.63%, 06/15/04       2,000,000      1,930,320
--------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.57%

Atlantic Richfield Co., Notes,
  5.55%, 04/15/03                     2,300,000      2,211,680
--------------------------------------------------------------

RAILROADS-0.23%

Norfolk Southern Corp., Sr. Unsec.
  Notes, 6.20%, 04/15/09              1,000,000        897,963
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.26%

Sherwin-Williams Co. (The), Notes,
  6.50%, 02/01/02                     1,000,000        988,090
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.77%

Wal-Mart Stores, Inc., Sr. Unsec.
  Notes, 6.55%, 08/10/04              3,000,000      2,954,400
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-0.79%

Manitoba (Province of)
  (Canada)-Series EM, Unsec.
  Unsub. Notes 7.50%, 02/22/10      $ 3,000,000   $  3,047,427
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.50%

Sprint Capital Corp., Sr. Unsec.
  Gtd. Notes, 6.88%, 11/15/28         2,200,000      1,919,236
--------------------------------------------------------------
    Total Bonds & Notes (Cost
      $40,866,342)                                  39,594,005
--------------------------------------------------------------

ASSET-BACKED SECURITIES-1.19%

CONSUMER FINANCE-0.57%

MBNA Master Credit Card Trust-
  Series 2000-A, 7.35%, 07/16/07      2,200,000      2,218,425
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.62%

Discover Card Master Trust I,
  Series. 1998-7 A, 5.60%,
  05/16/06                            2,500,000      2,375,563
--------------------------------------------------------------
    Total Asset-Backed Securities
      (Cost $4,722,841)                              4,593,988
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-8.26%

FEDERAL HOME LOAN BANK-0.90%

Bonds
  5.17%, 04/12/01                     1,000,000        987,140
--------------------------------------------------------------
Sr. Unsec. Unsub. Notes
  5.50%, 07/14/00                     2,500,000      2,499,975
--------------------------------------------------------------
                                                     3,487,115
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.96%

Pass Through Certificates
  6.50%, 07/01/01 to 05/01/29         3,901,024      3,725,928
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-5.87%

Debentures
  5.75%, 04/15/03                     2,500,000      2,422,075
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-(CONTINUED)

Disc. Notes,
  6.57%, 07/03/00(d)                $16,262,000   $ 16,256,064
--------------------------------------------------------------
Pass Through Certificates
  8.50%, 03/01/10                       806,235        822,609
--------------------------------------------------------------
  7.50%, 05/01/29                     3,199,075      3,155,088
--------------------------------------------------------------
                                                    22,655,836
--------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-0.53%

Pass Through Certificates
  6.50%, 10/15/08                       633,847        620,574
--------------------------------------------------------------
  7.00%, 10/15/08                       676,184        671,532
--------------------------------------------------------------
  6.00%, 11/15/08                       777,871        746,025
--------------------------------------------------------------
                                                     2,038,131
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $32,304,391)                                  31,907,010
--------------------------------------------------------------

U.S. TREASURY SECURITIES-5.58%

U.S. TREASURY BONDS-5.06%

  9.38%, 02/15/06                     2,500,000      2,861,900
--------------------------------------------------------------
  9.25%, 02/15/16                     4,000,000      5,182,320
--------------------------------------------------------------
  7.25%, 08/15/22                     5,000,000      5,615,550
--------------------------------------------------------------
  7.63%, 02/15/25                     5,000,000      5,900,300
--------------------------------------------------------------
                                                    19,560,070
--------------------------------------------------------------

U.S. TREASURY NOTES-0.52%

  6.25%, 02/15/03                     2,000,000      1,994,480
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $20,958,448)                            21,554,550
--------------------------------------------------------------
TOTAL INVESTMENTS-100.52% (Cost
  $335,444,315)                                    388,048,647
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.52%)                                    (1,997,456)
--------------------------------------------------------------
NET ASSETS-100.00%                                $386,051,191
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Directors.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/00 was $1,137,409 which represented 0.29% of the Fund's net assets.
(d) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:

Investments, at market value (cost $313,012,102 and
  $335,444,315, respectively)                                 $356,381,839   $388,048,647
-----------------------------------------------------------------------------------------
Cash                                                                    --          9,308
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                              11,140,890        272,818
-----------------------------------------------------------------------------------------
  Capital stock sold                                                10,075         51,386
-----------------------------------------------------------------------------------------
  Dividends and Interest                                         2,115,472      2,088,739
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           28,866         27,456
-----------------------------------------------------------------------------------------
Other assets                                                        41,468         38,773
-----------------------------------------------------------------------------------------
    Total assets                                               369,718,610    390,537,127
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                          5,873,308        868,688
-----------------------------------------------------------------------------------------
  Capital stock reacquired                                       3,658,273      2,214,651
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        28,866         27,456
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              230,606        251,391
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 7,976          8,448
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          436,963        982,168
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         26,633         33,175
-----------------------------------------------------------------------------------------
Accrued directors' fees and expenses                                   867          1,989
-----------------------------------------------------------------------------------------
Accrued operating expenses                                         168,977         97,970
-----------------------------------------------------------------------------------------
    Total liabilities                                           10,432,469      4,485,936
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $359,286,141   $386,051,191
-----------------------------------------------------------------------------------------

NET ASSETS:

Class A                                                       $ 22,909,205   $ 26,024,478
=========================================================================================
Class B                                                       $  6,557,995   $  6,754,986
=========================================================================================
Class C                                                       $329,818,941   $353,271,727
=========================================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                   100,000,000    100,000,000
-----------------------------------------------------------------------------------------
  Outstanding                                                    1,390,558      1,565,218
=========================================================================================
Class B:
  Authorized                                                   100,000,000    100,000,000
-----------------------------------------------------------------------------------------
  Outstanding                                                      398,140        406,086
=========================================================================================
Class C:
  Authorized                                                   100,000,000    100,000,000
-----------------------------------------------------------------------------------------
  Outstanding                                                   20,025,588     21,239,131
=========================================================================================
Class A:
  Net asset value and redemption price per share              $      16.47   $      16.63
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value divided by 94.50%)                       $      17.43   $      17.60
=========================================================================================
Class B:
  Net asset value and offering price per share                $      16.47   $      16.63
=========================================================================================
Class C:
  Net asset value and offering price per share                $      16.47   $      16.63
=========================================================================================

STATEMENT OF OPERATIONS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR
                                                                 ENDED         JUNE 30,         ENDED
                                                                JULY 31,         2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999
                                                             -------------   ------------   -------------
INVESTMENT INCOME:

Dividends (net of foreign withholding tax $55,355, $37,302
  and $195,724, respectively)                                $  5,134,377    $  4,696,453   $  12,609,266
---------------------------------------------------------------------------------------------------------
Interest                                                        4,441,085       3,913,515      13,196,366
---------------------------------------------------------------------------------------------------------
    Total investment income                                     9,575,462       8,609,968      25,805,632
---------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   2,047,261       1,816,654       5,635,894
---------------------------------------------------------------------------------------------------------
Administrative services fee                                        66,077          58,100          64,957
---------------------------------------------------------------------------------------------------------
Custodian fees                                                     48,112          34,863          37,789
---------------------------------------------------------------------------------------------------------
Operating services fees                                                --              --       1,606,380
---------------------------------------------------------------------------------------------------------
Distribution fees-Class A                                          62,208          54,607         159,420
---------------------------------------------------------------------------------------------------------
Distribution fees-Class B                                          44,795          39,087          91,305
---------------------------------------------------------------------------------------------------------
Distribution fees-Class C                                       2,509,595       2,215,269       6,967,734
---------------------------------------------------------------------------------------------------------
Transfer agent fees-Class A                                        27,003          25,916          17,905
---------------------------------------------------------------------------------------------------------
Transfer agent fees-Class B                                         3,388           3,072          10,056
---------------------------------------------------------------------------------------------------------
Transfer agent fees-Class C                                       189,852         174,023         184,755
---------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                        5,512           4,727           8,750
---------------------------------------------------------------------------------------------------------
Other                                                             162,130         122,673          87,966
---------------------------------------------------------------------------------------------------------
    Total expenses                                              5,165,933       4,548,991      14,872,911
---------------------------------------------------------------------------------------------------------
Less: Fees waived                                                 (17,774)        (15,602)     (1,208,175)
---------------------------------------------------------------------------------------------------------
   Expenses paid indirectly                                        (3,260)         (2,721)         (4,752)
---------------------------------------------------------------------------------------------------------
   Net expenses                                                 5,144,899       4,530,668      13,659,984
---------------------------------------------------------------------------------------------------------
Net investment income                                           4,430,563       4,079,300      12,145,648
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain from investment securities                   13,272,106       7,721,709      98,684,082
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                       (51,778,138)    (42,543,544)   (110,583,574)
---------------------------------------------------------------------------------------------------------
    Net gain (loss) on investment securities                  (38,506,032)    (34,821,835)    (11,899,492)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $(34,075,469)   $(30,742,535)  $     246,156
=========================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                              SEVEN MONTHS        ENDED           YEAR            YEAR
                                                                  ENDED         JUNE 30,          ENDED          ENDED
                                                                JULY 31,          2000        DECEMBER 31,    DECEMBER 31,
                                                                  2000         (UNAUDITED)        1999            1998
                                                              -------------   -------------   -------------   ------------
OPERATIONS:

  Net investment income                                       $  4,430,563    $   4,079,300   $ 12,145,648    $  8,482,076
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  13,272,106        7,721,709     98,684,082      59,176,179
--------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (51,778,138)     (42,543,544)  (110,583,574)     11,782,197
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              (34,075,469)     (30,742,535)       246,156      79,440,452
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (426,080)        (426,080)    (1,034,236)       (693,499)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (80,109)         (80,109)      (160,013)        (14,661)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (4,384,768)      (4,384,768)   (10,863,435)     (7,001,855)
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --               --     (3,757,847)     (3,877,358)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --               --       (958,788)       (270,410)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --               --    (58,115,071)    (56,203,971)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (13,938,126)     (11,032,994)    (3,267,326)     21,305,857
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (2,906,169)      (2,770,729)     7,515,438       3,715,719
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (244,215,314)    (223,823,770)     9,573,755      55,402,752
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (300,026,035)    (273,260,985)   (60,821,367)     91,803,026
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          659,312,176      659,312,176    720,133,543     628,330,517
--------------------------------------------------------------------------------------------------------------------------
  End of period                                               $359,286,141    $ 386,051,191   $659,312,176    $720,133,543
==========================================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $269,218,777    $ 292,816,999   $530,444,492    $510,018,210
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              838,102          141,023        952,680         938,111
--------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities    45,859,524       40,488,837     32,767,128       3,445,772
--------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              43,369,738       52,604,332     95,147,876     205,731,450
--------------------------------------------------------------------------------------------------------------------------
                                                              $359,286,141    $ 386,051,191   $659,312,176    $720,133,543
==========================================================================================================================

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Advisor Flex Fund (the "Fund") is a series portfolio of AIM Advisor Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios. The Board of Directors of the Company approved a change in the Fund's fiscal year-end from December 31 to July 31. As a result, this report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2000, undistributed net investment income was increased by $345,816, undistributed net realized gains decreased by $179,710 and paid-in capital decreased by $166,106 as a result of REIT distribution reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO, Inc. ("INVESCO") whereby AIM pays INVESCO an annual rate of 0.20% of the Fund's average daily net assets. During the seven-month period ended July 31, 2000 and the six months ended June 30, 2000, AIM waived fees of $1,836 and $1,836, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and for the period July 1, 1999 through December 31, 1999, AIM was paid $66,077, $58,100 and $64,957, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and for the period July 1, 1999 through December 31, 1999, AFS was paid $115,561, $102,464 and $135,055, respectively, for such services.
  The Fund, pursuant to an operating services agreement, paid AIM $443,754 for operating services fees during the period January 1, 1999 through July 31, 1999. AIM waived operating services fees of $1,162,626 during the period January 1, 1999 through July 31, 1999.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund.

The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. AIM Distributors has contractually agreed to limit the Class A shares plan payments to 0.25%. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $62,208, $44,795 and $2,509,595, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $54,607, $39,087 and $2,215,269, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $113,871, $91,305 and $6,967,734, respectively, as compensation under the Plans. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors waived fees of $17,774, $15,602 and $45,549, respectively, for Class A shares.
  AIM Distributors received commissions of $6,139, $5,395 and $22,488 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $56,485, $51,727 and $133,285, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,730, $2,124 and $1,446, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,260, $2,721 and $4,752, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,260, $2,721 and $4,752 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven-month period ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $193,277,600 and $467,378,407, respectively, and during the six months ended June 30, 2000 was $150,525,591 and $404,894,919, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                   JUNE 30,
                                    JULY 31,         2000
                                      2000       (UNAUDITED)
                                  ------------   ------------
Aggregate unrealized
  appreciation of investment
  securities                      $ 63,316,101   $ 76,401,166
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                       (20,135,044)   (23,796,833)
-------------------------------------------------------------
Net unrealized appreciation of
  investment securities           $ 43,181,057   $ 52,604,333
=============================================================
Cost of investments for tax purposes for the seven month
period ended July 31, 2000 and the six month period ended
June 30, 2000 is $313,200,782 and $335,616,741, respectively.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                      JUNE 30, 2000
                                        JULY 31, 2000                  (UNAUDITED)                DECEMBER 31, 1999
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 -----------   -------------   -----------   -------------   -----------   -------------
Sold:
  Class A                            150,019   $   2,564,310       138,619   $   2,372,672       647,940   $  13,033,761
------------------------------------------------------------------------------------------------------------------------
  Class B                             59,840         996,864        52,713         878,095       289,189       5,853,184
------------------------------------------------------------------------------------------------------------------------
  Class C                            355,302       6,018,154       314,580       5,328,433     3,933,740      79,330,393
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                             22,720         378,080        22,720         378,082       240,465       4,199,593
------------------------------------------------------------------------------------------------------------------------
  Class B                              4,095          68,135         4,122          68,588        59,674       1,031,441
------------------------------------------------------------------------------------------------------------------------
  Class C                            221,341       3,681,465       221,372       3,682,003     3,685,888      63,875,426
------------------------------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions*:
  Class A                                 --              --            --              --       623,953      11,614,157
------------------------------------------------------------------------------------------------------------------------
  Class B                                 --              --            --              --       256,293       4,785,508
------------------------------------------------------------------------------------------------------------------------
  Class C                                 --              --            --              --     7,871,114     146,770,808
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                         (1,012,493)    (16,880,516)     (826,433)    (13,783,748)   (1,589,802)    (32,114,838)
------------------------------------------------------------------------------------------------------------------------
  Class B                           (238,761)     (3,971,168)     (223,715)     (3,717,412)     (211,198)     (4,154,695)
------------------------------------------------------------------------------------------------------------------------
  Class C                        (15,243,967)   (253,914,933)  (13,989,733)   (232,834,206)  (14,205,464)   (280,402,871)
------------------------------------------------------------------------------------------------------------------------
                                 (15,681,904)  $(261,059,609)  (14,285,755)  $(237,627,493)    1,601,792   $  13,821,867
========================================================================================================================


                                      DECEMBER 31, 1998
                                 ---------------------------
                                   SHARES         AMOUNT
                                 -----------   -------------
Sold:
  Class A                          1,076,842   $  22,390,887
------------------------------------------------------------
  Class B                            175,059       3,648,126
------------------------------------------------------------
  Class C                          5,318,582     109,967,149
------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                            223,596       4,399,200
------------------------------------------------------------
  Class B                             14,140         277,225
------------------------------------------------------------
  Class C                          3,067,888      60,325,811
------------------------------------------------------------
Issued in connection with
  acquisitions*:
  Class A                                 --              --
------------------------------------------------------------
  Class B                                 --              --
------------------------------------------------------------
  Class C                                 --              --
------------------------------------------------------------
Reacquired:
  Class A                           (266,823)     (5,484,230)
-------------------------------------------------------------
  Class B                            (10,191)       (209,632)
-------------------------------------------------------------
  Class C                         (5,531,566)   (114,890,208)
-------------------------------------------------------------
                                   4,067,527   $  80,424,328
============================================================

* On June 21, 1999, pursuant to a plan of reorganization and termination, AIM MultiFlex Fund ("MultiFlex Fund") transferred all of its assets to the Fund. The Fund assumed all of the liabilities of the MultiFlex Fund. Shareholders of the MultiFlex Fund were issued full and fractional shares of the applicable class of the Fund. The acquisition, which was approved by the shareholders of MultiFlex Fund on June 16, 1999, was accomplished by an exchange of 8,751,360 shares of the Fund for the 15,054,075 shares then outstanding of the MultiFlex Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Funds or its shareholders. MultiFlex Fund's net assets, including $21,805,397 of unrealized appreciation, were combined with the Fund for total net assets after the acquisition of $892,863,343.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A(a)
                                                              -------------------------------------------------------------
                                                                              SIX MONTHS
                                                                                 ENDED
                                                              SEVEN MONTHS     JUNE 30,         YEAR ENDED DECEMBER 31,
                                                                  ENDED          2000        ------------------------------
                                                              JULY 31, 2000   (UNAUDITED)     1999       1998      1997(b)
                                                              -------------   -----------    -------    -------    --------
Net asset value, beginning of period                             $ 17.57        $ 17.57      $ 20.06    $ 19.74    $ 16.63
------------------------------------------------------------     -------        -------      -------    -------    -------
Income from investment operations:
  Net investment income                                             0.24           0.21         0.46       0.39       0.41
------------------------------------------------------------     -------        -------      -------    -------    -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.10)         (0.91)       (0.68)      2.16       3.63
------------------------------------------------------------     -------        -------      -------    -------    -------
    Total from investment operations                               (0.86)         (0.70)       (0.22)      2.55       4.04
------------------------------------------------------------     -------        -------      -------    -------    -------
Less distributions:
  Dividends from net investment income                             (0.24)         (0.24)       (0.48)     (0.39)     (0.43)
------------------------------------------------------------     -------        -------      -------    -------    -------
  Distributions from net realized gains                               --             --        (1.79)     (1.84)     (0.50)
------------------------------------------------------------     -------        -------      -------    -------    -------
    Total distributions                                            (0.24)         (0.24)       (2.27)     (2.23)     (0.93)
------------------------------------------------------------     -------        -------      -------    -------    -------
Net asset value, end of period                                   $ 16.47        $ 16.63      $ 17.57    $ 20.06    $ 19.74
============================================================     =======        =======      =======    =======    =======
Total return(c)                                                    (4.91)%        (3.99)%      (0.85)%    13.26%     24.60%
============================================================     =======        =======      =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $22,909        $26,024      $39,195    $46,286    $25,151
============================================================     =======        =======      =======    =======    =======
Ratio of expenses to average net assets:
  With fee waivers                                                  1.26%(d)       1.26%(d)     1.13%      1.23%      1.45%
------------------------------------------------------------     -------        -------      -------    -------    -------
  Without fee waivers                                               1.36%(d)       1.36%(d)     1.39%      1.52%      1.55%
============================================================     =======        =======      =======    =======    =======
Ratio of net investment income to average net assets                2.25%(d)       2.31%(d)     2.30%      1.99%      2.34%
============================================================     =======        =======      =======    =======    =======
Portfolio turnover rate                                               41%            31%          55%        34%        17%
============================================================     =======        =======      =======    =======    =======

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b) Calculated using average shares outstanding
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $30,540,970 and $31,375,679 for July 31, 2000 and June 30, 2000, respectively.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                                             MARCH 3, 1998
                                                                              SIX MONTHS                      (DATE SALES
                                                                                 ENDED                        COMMENCED)
                                                              SEVEN MONTHS     JUNE 30,       YEAR ENDED          TO
                                                                  ENDED          2000        DECEMBER 31,    DECEMBER 31,
                                                              JULY 31, 2000   (UNAUDITED)        1999            1998
                                                              -------------   -----------    ------------    -------------
Net asset value, beginning of period                             $17.59         $17.59         $ 20.06          $20.69
------------------------------------------------------------     ------         ------         -------          ------
Income from investment operations:
  Net investment income                                            0.17           0.16            0.31            0.22
------------------------------------------------------------     ------         ------         -------          ------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.11)         (0.94)          (0.66)           1.22
------------------------------------------------------------     ------         ------         -------          ------
    Total from investment operations                              (0.94)         (0.78)          (0.35)           1.44
------------------------------------------------------------     ------         ------         -------          ------
Less distributions:
  Dividends from net investment income                            (0.18)         (0.18)          (0.33)          (0.23)
------------------------------------------------------------     ------         ------         -------          ------
  Distributions from net realized gains                              --             --           (1.79)          (1.84)
------------------------------------------------------------     ------         ------         -------          ------
    Total distributions                                           (0.18)         (0.18)          (2.12)          (2.07)
------------------------------------------------------------     ------         ------         -------          ------
Net asset value, end of period                                   $16.47         $16.63         $ 17.59          $20.06
============================================================     ======         ======         =======          ======
Total return(a)                                                   (5.33)%        (4.41)%         (1.50)%          7.25%
============================================================     ======         ======         =======          ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $6,558         $6,755         $10,076          $3,592
============================================================     ======         ======         =======          ======
Ratio of expenses to average net assets:
  With fee waivers                                                 1.93%(b)       1.92%(b)        1.86%           2.00%(c)
------------------------------------------------------------     ------         ------         -------          ------
  Without fee waivers                                              1.93%(b)       1.92%(b)        2.02%           2.19%(c)
============================================================     ======         ======         =======          ======
Ratio of net investment income to average net assets               1.58%(b)       1.65%(b)        1.57%           1.22%(c)
============================================================     ======         ======         =======          ======
Portfolio turnover rate                                              41%            31%             55%             34%
============================================================     ======         ======         =======          ======

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $7,697,177 and $7,860,316 for July 31, 2000 and June 30, 2000, respectively.
(c) Annualized.

                                                                                CLASS C(a)
                                          ---------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED
                                          SEVEN MONTHS     JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              ENDED          2000        --------------------------------------------------------
                                          JULY 31, 2000   (UNAUDITED)    1999(b)       1998      1997(b)       1996        1995
                                          -------------   -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period        $  17.58       $  17.58      $  20.06    $  19.74    $  16.63    $  15.66    $  12.63
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                         0.18           0.17          0.32        0.25        0.30        0.30        0.32
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
  Net gains (losses) on securities (both
    realized and unrealized)                   (1.11)         (0.94)        (0.68)       2.14        3.60        1.81        3.09
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
    Total from investment operations           (0.93)         (0.77)        (0.36)       2.39        3.90        2.11        3.41
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
Less distributions:
  Dividends from net investment income         (0.18)         (0.18)        (0.33)      (0.23)      (0.29)      (0.29)      (0.32)
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
  Distributions from net realized gains           --             --         (1.79)      (1.84)      (0.50)      (0.85)      (0.06)
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
    Total distributions                        (0.18)         (0.18)        (2.12)      (2.07)      (0.79)      (1.14)      (0.38)
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
Net asset value, end of period              $  16.47       $  16.63      $  17.58    $  20.06    $  19.74    $  16.63    $  15.66
========================================    ========       ========      ========    ========    ========    ========    ========
Total return(c)                                (5.28)%        (4.36)%       (1.56)%     12.41%      23.64%      13.61%      27.30%
========================================    ========       ========      ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $329,819       $353,271      $610,041    $670,256    $603,179    $489,918    $399,162
========================================    ========       ========      ========    ========    ========    ========    ========
Ratio of expenses to average net assets:
  With fee waivers                              1.93%(d)       1.92%(d)      1.86%       2.00%       2.20%       2.26%       2.28%
----------------------------------------    --------       --------      --------    --------    --------    --------    --------
  Without fee waivers                           1.93%(d)       1.92%(d)      2.02%       2.19%       2.20%       2.26%       2.28%
========================================    ========       ========      ========    ========    ========    ========    ========
Ratio of net investment income to
  average net assets                            1.58%(d)       1.65%(d)      1.57%       1.22%       1.59%       1.81%       2.28%
========================================    ========       ========      ========    ========    ========    ========    ========
Portfolio turnover rate                           41%            31%           55%         34%         17%         26%          5%
========================================    ========       ========      ========    ========    ========    ========    ========

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b) Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $431,226,216 and $445,488,083 for July 31, 2000 and June 30, 2000, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Advisor Flex Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Advisor Flex Fund (a portfolio of AIM Advisor Funds, Inc.), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the two-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Advisor Flex Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       September 1, 2000
                       Houston, Texas

BOARD OF DIRECTORS                               OFFICERS                             OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                     11 Greenway Plaza
Director and Chairman                            Chairman                             Suite 100
A I M Management Group Inc.                                                           Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                            INVESTMENT ADVISOR
Director
ACE Limited;                                     Carol F. Relihan                     A I M Advisors, Inc.
Formerly Director, President and                 Senior Vice President and Secretary  11 Greenway Plaza
Chief Executive Officer                                                               Suite 100
COMSAT Corporation                               Gary T. Crum                         Houston, TX 77046
                                                 Senior Vice President
Owen Daly II                                                                          SUB-ADVISOR
Formerly Director                                Dana R. Sutton
Cortland Trust Inc.                              Vice President and Treasurer         INVESCO, Inc.
                                                                                      1315 Peachtree Street, N.E.
Edward K. Dunn Jr.                               Robert G. Alley                      Atlanta, GA 30309
Chairman, Mercantile Mortgage Corp.;             Vice President
Formerly Vice Chairman, President and                                                 TRANSFER AGENT
Chief Operating Officer,                         Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and         Vice President                       A I M Fund Services, Inc.
President, Mercantile Bankshares                                                      P.O. Box 4739
                                                 Melville B. Cox                      Houston, TX 77210-4739
Jack Fields                                      Vice President
Chief Executive Officer                                                               CUSTODIAN
Texana Global, Inc. and                          Karen Dunn Kelley
Twenty First Century Group, Inc.;                Vice President                       State Street Bank and Trust Company
Formerly Member                                                                       225 Franklin Street
of the U.S. House of Representatives             Edgar M. Larsen                      Boston, MA 02110
                                                 Vice President
Carl Frischling                                                                       COUNSEL TO THE FUND
Partner                                          Mary J. Benson
Kramer, Levin, Naftalis & Frankel LLP            Assistant Vice President and         Ballard Spahr
                                                 Assistant Treasurer                  Andrews & Ingersoll, LLP
Robert H. Graham                                                                      1735 Market Street
Director, President and Chief Executive Officer  Sheri Morris                         Philadelphia, PA 19103
A I M Management Group Inc.                      Assistant Vice President and
                                                 Assistant Treasurer                  COUNSEL TO THE DIRECTORS
Prema Mathai-Davis
Formerly, Chief Executive Officer,               Renee A. Friedli                     Kramer, Levin, Naftalis & Frankel LLP
YWCA of the U.S.A.                               Assistant Secretary                  919 Third Avenue
                                                                                      New York, NY 10022
Lewis F. Pennock                                 P. Michelle Grace
Attorney                                         Assistant Secretary                  DISTRIBUTOR

Louis S. Sklar                                   Nancy L. Martin                      A I M Distributors, Inc.
Executive Vice President,                        Assistant Secretary                  11 Greenway Plaza
Development and Operations,                                                           Suite 100
Hines Interests                                  Ofelia M. Mayo                       Houston, TX 77046
Limited Partnership                              Assistant Secretary
                                                                                      AUDITORS
                                                 Lisa A. Moss
                                                 Assistant Secretary                  KPMG LLP
                                                                                      700 Louisiana
                                                 Kathleen J. Pflueger                 Houston, TX 77002
                                                 Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

AIM Advisor Flex Fund Class A, Class B and Class C shares paid ordinary dividends in the amount of $0.239, $0.184 and $0.184 per share, respectively, to shareholders during the Fund's tax year ended July 31, 2000. Of these amounts, 74.97% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 9.99% of Class A, 9.99% of Class B and 9.99% of Class C shares were derived from U.S. Treasury Obligations.

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                         EQUITY FUNDS

    DOMESTIC EQUITY FUNDS           INTERNATIONAL/GLOBAL EQUITY FUNDS             A I M Management Group Inc. has provided
                                                                                  leadership in the mutual fund industry since 1976
      MORE AGGRESSIVE                       MORE AGGRESSIVE                       and managed approximately $176 billion in assets
                                                                                  for more than 8 million shareholders, including
AIM Small Cap Opportunities(1)     AIM Latin American Growth                      individual investors, corporate clients and
AIM Mid Cap Opportunities(2)       AIM Developing Markets                         financial institutions, as of June 30, 2000.
AIM Large Cap Opportunities(6)     AIM European Small Company                         The AIM Family of Funds--Registered
AIM Emerging Growth                AIM Asian Growth                               Trademark-- is distributed nationwide, and AIM
AIM Small Cap Growth(3)            AIM Japan Growth                               today is the eighth-largest mutual fund complex in
AIM Aggressive Growth              AIM International Emerging Growth              the United States in assets under management,
AIM Mid Cap Growth                 AIM European Development                       according to Strategic Insight, an independent
AIM Small Cap Equity               AIM Euroland Growth                            mutual fund monitor.
AIM Capital Development            AIM Global Aggressive Growth                       AIM is a subsidiary of AMVESCAP PLC, one of
AIM Constellation(4)               AIM International Equity                       the world's largest independent financial services
AIM Dent Demographic Trends        AIM Advisor International Value                companies with $389 billion in assets under
AIM Select Growth                  AIM Global Trends                              management as of June 30, 2000.
AIM Large Cap Growth               AIM Global Growth
AIM Weingarten
AIM Mid Cap Equity                 MORE CONSERVATIVE
AIM Value II
AIM Charter                               SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                               MORE AGGRESSIVE
AIM Basic Value
AIM Large Cap Basic Value          AIM New Technology
AIM Balanced                       AIM Global Telecommunications and Technology
AIM Advisor Flex                   AIM Global Resources
                                   AIM Global Financial Services
     MORE CONSERVATIVE             AIM Global Health Care
                                   AIM Global Consumer Products and Services
                                   AIM Global Infrastructure
                                   AIM Advisor Real Estate
                                   AIM Global Utilities

                                          MORE CONSERVATIVE


                       FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS           TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                      MORE AGGRESSIVE

AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government               MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE
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The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes
April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering. (6) AIM Large Cap Opportunities Fund will close to new investors Sept. 29, 2000, or when the fund reaches a total net asset value of $750 million, whichever occurs first.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES
AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR.
PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund
Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        [INVEST WITH DISCIPLINE]
                                                        --Registered Trademark--

A I M Distributors, Inc.                                                FLX-AR-1